Commitments and Contingencies - Additional Information - ALP (Detail) (USD $)			0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 14, 2014 ALP Maritime Services B.V. [Member]	Mar. 31, 2014 ALP Maritime Services B.V. [Member]	Jun. 30, 2014 ALP Maritime Services B.V. [Member]	Mar. 14, 2014 ALP Maritime Services B.V. [Member]	Mar. 14, 2014 ALP Maritime Services B.V. [Member] Newbuildings [Member] Vessel	Mar. 31, 2014 ALP Maritime Services B.V. [Member] Newbuildings [Member] Vessel
Loss Contingencies [Line Items]
Percentage of shares acquired				100.00%		100.00%
Number of vessls							4	4
Expected cost of newbuildings			$ 258,000,000	$ 258,000,000
Payments made towards commitment	34,073,000	31,675,000			46,900,000
Payments due in the remainder of fiscal year					14,400,000
Payments due in the year 2015					77,900,000
Payments due in the year 2016					$ 119,100,000